CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Mar. 31, 2015
Stockholders' Deficit
Common stock par value (in Dollars per share)	$ 0.001	$ .001
Common stock shares authorized	30,000,000	10,000,000
Common stock issued	7,622,393	6,657,046
Common stock outstanding	7,622,393	6,657,046